AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.6%
Long-Term Municipal Bonds - 97.6%
Arizona - 79.6%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.25%, 7/01/29 (Pre-refunded/ETM)	$1,500	$1,612,995
Series 2013A
5.00%, 7/01/37	3,000	3,286,080
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease)
Series 2006
5.00%, 7/01/26	1,000	1,002,790
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/34	3,000	3,481,020
Arizona Industrial Development Authority (North Carolina Central University Project)
BAM
5.00%, 6/01/58	2,300	2,723,384
Arizona Industrial Development Authority (Provident Group-EMU Properties LLC)
Series 2018
5.00%, 5/01/43-5/01/48	2,100	2,436,298
Arizona State University
Series 2014
5.00%, 8/01/33	2,050	2,382,510
City of Buckeye AZ (Town of Buckeye AZ Excise Tax)
Series 2015
5.00%, 7/01/35	3,450	4,077,693
City of Glendale AZ Water & Sewer Revenue
Series 2012
5.00%, 7/01/28	2,000	2,203,000
City of Mesa AZ (City of Mesa AZ Excise Tax)
Series 2013
5.00%, 7/01/32	5,000	5,501,650
City of Mesa AZ Utility System Revenue
Series 2016
4.00%, 7/01/32	1,000	1,143,400
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2017A
5.00%, 7/01/33	750	921,225
City of Tempe AZ (City of Tempe AZ Excise Tax)
Series 2016
5.00%, 7/01/30	520	639,631
City of Tucson AZ Water System Revenue
Series 2012
5.00%, 7/01/28 (Pre-refunded/ETM)	500	555,270
5.00%, 7/01/29 (Pre-refunded/ETM)	1,860	2,065,604
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/26 (Pre-refunded/ETM)	1,000	1,069,880

	Principal Amount (000)	U.S. $ Value
County of Pinal AZ
Series 2014
5.00%, 8/01/32	$2,840	$3,313,968
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/36 (a)	1,000	1,090,690
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	1,000	1,142,850
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,760,500
Industrial Development Authority of the City of Phoenix (The)
Series 2012
6.00%, 7/01/32 (Pre-refunded/ETM) (a)	250	271,973
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC)
Series 2018A
5.00%, 7/01/37-7/01/42	2,250	2,657,377
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC)
Series 2012
5.00%, 12/01/32	2,500	2,740,075
Maricopa County Industrial Development Authority (Banner Health Obligated Group)
Series 2016A
5.00%, 1/01/33-1/01/35	3,400	4,160,088
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (b)	830	954,566
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group)
Series 2017A
5.00%, 7/01/37	750	902,828
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/36-7/01/47	2,450	2,778,821
Maricopa County Special Health Care District
Series 2018C
5.00%, 7/01/34-7/01/36	4,700	5,903,120
McAllister Academic Village LLC (Arizona State University)
Series 2016
5.00%, 7/01/37	2,500	3,023,050
Northern Arizona University
BAM Series 2015
5.00%, 6/01/34	1,000	1,181,530
Pima County Regional Transportation Authority
Series 2011
5.00%, 6/01/26 (Pre-refunded/ETM)	2,000	2,135,240

	Principal Amount (000)	U.S. $ Value
Pinal County Industrial Development Authority (Florence West Prison Expansion LLC)
ACA Series 2006A
5.25%, 10/01/22	$1,400	$1,402,128
Salt River Project Agricultural Improvement & Power District
Series 2012A
5.00%, 12/01/29	1,500	1,655,130
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	2,500	3,463,975
5.25%, 12/01/22-12/01/23	1,165	1,319,382
State of Arizona Lottery Revenue
AGM Series 2010A
5.00%, 7/01/28	6,000	6,075,180
Student & Academic Services LLC (Northern Arizona University)
BAM Series 2014
5.00%, 6/01/44	1,200	1,365,348
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	400	460,532
Tucson Industrial Development Authority (University of Arizona (The))
AMBAC Series 2002A
5.00%, 7/15/32 (a)	985	986,537
University of Arizona (The)
Series 2014
5.00%, 8/01/33	3,765	4,375,683
Western Maricopa Education Center District No. 402
Series 2014B
4.50%, 7/01/33-7/01/34	3,940	4,437,237

		95,660,238

Alabama - 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44 (a)(b)	215	248,269

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)	245	276,350

California - 0.4%
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)	465	476,690

	Principal Amount (000)	U.S. $ Value
Delaware - 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/36	$520	$605,504

Florida - 3.0%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	100	110,686
City of Orlando FL
Series 2014A
5.25%, 11/01/33 (Pre-refunded/ETM)	1,820	2,162,942
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	235	223,833
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	1,000	1,157,130

		3,654,591

Guam - 1.7%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	775	880,648
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	875	1,012,869
Territory of Guam
5.00%, 11/15/31	100	117,925

		2,011,442

Illinois - 2.4%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	335	390,925
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	2,360	2,530,227

		2,921,152

Indiana - 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39 (a)(b)	145	149,763

Kentucky - 1.0%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.25%, 6/01/41	1,000	1,175,660

Louisiana - 0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45 (a)	500	563,805

	Principal Amount (000)	U.S. $ Value
Michigan - 0.1%
City of Detroit MI
5.00%, 4/01/36	$50	$56,449

New York - 0.6%
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	700	748,349

North Carolina - 1.0%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (a)	600	630,192
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	500	536,750

		1,166,942

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	320	329,600

Puerto Rico - 1.4%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	100	111,680
NATL Series 2007V
5.25%, 7/01/29	100	108,292
Puerto Rico Highway & Transportation Authority
AGC Series 2007C
5.50%, 7/01/31	140	159,624
AGC Series 2007N
5.25%, 7/01/34-7/01/36	335	373,198
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	345	353,194
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	100	110,841
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (a)	130	95,464
Series 2019A
5.00%, 7/01/58 (a)	375	390,997

		1,703,290

	Principal Amount (000)	U.S. $ Value
South Carolina - 0.6%
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/41	$620	$738,370

Tennessee - 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	165	173,054

Texas - 3.6%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (b)	290	313,440
North Texas Tollway Authority (North Texas Tollway System)
Series 2015A
5.00%, 1/01/34	1,000	1,170,520
Series 2015B
5.00%, 1/01/34	1,300	1,522,404
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	840	881,580
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	420	428,081

		4,316,025

Washington - 0.2%
Kalispel Tribe of Indians
Series 2018B
5.25%, 1/01/38 (a)(b)(c)	225	251,489

Wisconsin - 0.1%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	105	112,677

Total Municipal Obligations (cost $109,294,897)		117,339,709

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.07% (d)(e)(f) (cost $1,825,069)	1,825,069	$1,825,069

Total Investments - 99.1% (cost $111,119,966) (g)		119,164,778
Other assets less liabilities - 0.9%		1,079,979

Net Assets - 100.0%		$120,244,757

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 5,680	8/09/22	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	$10,820	$	– 0	–	$10,820

CENTRALLY CLEARED INFLATION (CPI) SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 5,740	6/17/24	1.760%	CPI	#	Maturity	$(31,307)	$	– 0	–	$(31,307)
USD 1,000	8/09/24	1.690%	CPI	#	Maturity	(2,490)		– 0	–	(2,490)

						$(33,797)	$	– 0	–	$(33,797)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,677	9/20/20	2.263%	CPI	#	Maturity	$(53,728)
Barclays Bank PLC	USD	3,497	10/15/20	2.208%	CPI	#	Maturity	(46,401)
Barclays Bank PLC	USD	1,883	10/15/20	2.210%	CPI	#	Maturity	(25,080)
Citibank, NA	USD	2,540	10/17/20	2.220%	CPI	#	Maturity	(34,156)
JPMorgan Chase Bank, NA	USD	3,358	8/30/20	2.210%	CPI	#	Maturity	(46,319)
JPMorgan Chase Bank, NA	USD	3,850	7/15/24	2.165%	CPI	#	Maturity	(70,391)

								$(276,075)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $3,274,659 or 2.7% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,071,147 and gross unrealized depreciation of investments was $(325,387), resulting in net unrealized appreciation of $7,745,760.

As of August 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.4% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Arizona Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$110,236,708		$7,103,001		$117,339,709
Short-Term Investments		1,825,069		– 0	–	– 0	–	1,825,069

Total Investments in Securities		1,825,069		110,236,708		7,103,001		119,164,778
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	10,820		– 0	–	10,820
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(33,797)		– 0	–	(33,797)
Inflation (CPI) Swaps		– 0	–	(276,075)		– 0	–	(276,075)

Total		$1,825,069		$109,937,656		$7,103,001		$118,865,726

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/19	$6,805,825		$6,805,825
Accrued discounts/(premiums)	339		339
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	117,109		117,109
Purchases	179,728		179,728
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/19	$7,103,001		$7,103,001

Net change in unrealized appreciation/depreciation from investments held as of 8/31/19	$117,109		$117,109

As of August 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2019 is as follows:

Fund	Market Value 5/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,399	$4,645	$5,219	$1,825	$7